Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
iShares Large Cap Value Active ETF II | iShares Large Cap Value Active ETF II
Prospectus [Line Items]
Annual Return [Percent]	19.97%	12.51%